LONG-TERM BORROWINGS	12 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
LONG-TERM BORROWINGS

NOTE 11 - LONG-TERM BORROWINGS

Long-term borrowings consisted of the following:

	Annual Interest	Maturity	Guarantee	As of June 30,
	Rate	date	Information	2025	2024
Bank of Jiangsu	3.75%	From July 1, 2026 to July 2, 2026	Mr. Chuanbo Jiang	$418,784	$-
WeBank Co., Ltd. (i)	10.30%	From January 25, 2026 to February 25, 2026	Mr. Chuanbo Jiang	-	116,964
Total				$418,784	$116,964

(i)	The borrowing were repaid ahead of schedule in August and September 2024.